Prepayments, Deposits and Other Assets, net	12 Months Ended
Dec. 31, 2021
Prepayments Deposits And Other Assets Net [Abstract]
Prepayments, deposits and other assets, net

Note 4 — Prepayments, deposits and other assets, net

Prepayments, deposits and other assets, net consisted of the following:

	As of December 31,
	2021	2020

Security deposits (1)	$381,813	$385,607
Advances to suppliers	1,483,084	1,508,022
Advances to employees	317,725	215,735
Prepaid expense	360,074	293,573
Others	188,216	288,464
	2,730,912	2,691,401
Less: Long term portion	(381,656)	(385,607)
Allowance for doubtful accounts	(313,844)	(306,513)
Prepayments, deposits and other assets – current portion	$2,035,412	$1,999,281

(1)	Security deposits mainly represent contract fulfillment deposits required by customer for specific projects, rent deposits and etc.

Movement of allowance for doubtful accounts is as follows:

	As of December 31,
	2021	2020	2019

Beginning balance	$306,513	$31,139	$14,047
Provision(recovery) for doubtful accounts	88,846	258,280	17,400
Write off	(88,846)	-	-
Foreign currency translation adjustments	7,331	17,094	(308)
Ending balance	$313,844	$306,513	$31,139